Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 10,867	$ 18,989
Accounts receivable - trade, net of allowance for doubtful accounts of $174 and $10 in 2012 and 2013, respectively	29,231	21,296
Notes receivable - short-term portion	4,444	4,555
Accrued revenue	66,432	46,669
Derivative instruments	205,221	160,579
Other	11,710	22,518
Total current assets	327,905	274,606
Oil and natural gas properties, at cost (successful efforts method):
Unproved properties	1,366,023	1,243,237
Proved properties	2,629,529	1,689,132
Gathering systems and facilities	334,096	168,930
Other property and equipment	11,282	9,517
Property and equipment, gross	4,340,930	3,110,816
Less accumulated depletion, depreciation, and amortization	(266,296)	(173,343)
Property and equipment, net	4,074,634	2,937,473
Derivative instruments	388,694	371,436
Notes receivable - long-term portion		2,667
Other assets, net	33,915	32,611
Total assets	4,825,148	3,618,793
Current liabilities:
Accounts payable	233,751	181,478
Accrued liabilities and other	84,262	61,161
Derivative instruments	264
Revenue distributions payable	54,532	46,037
Current portion of long-term debt	25,000	25,000
Deferred income tax liability	79,722	62,620
Total current liabilities	477,531	376,296
Long-term liabilities:
Long-term debt	2,418,217	1,444,058
Deferred income tax liability	127,915	91,692
Other long-term liabilities	44,552	33,010
Total liabilities	3,068,215	1,945,056
Equity:
Members' equity	1,460,947	1,460,947
Accumulated earnings	295,986	212,790
Total equity	1,756,933	1,673,737
Total liabilities and equity	$ 4,825,148	$ 3,618,793